Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Tables
Summary of Debt

Debt consists of the following:

	June 30, 2017	December 31, 2016
Notes payable -- original issue discount	$225,000	$225,000
Convertible notes payable	820,703	641,129
Test vehicle financing	50,656	61,811
Note payable – related party	237	237
Note payable – UPT minority owner	250,000	250,000
	1,346,596	1,178,177
Debt discount	(352,511)	(334,696)
	994,085	843,481
Less: current portion	(743,383)	(825,170)
Long-term portion	$250,702	$18,311

Debt consists of the following:

	December 31,
	2016	2015
Notes payable -- original issue discount	$225,000	$400,000
Convertible notes payable	641,129	365,350
Test vehicle financing	61,811	77,075
Note payable – related party	237	22,910
Note payable – UPT minority owner	250,000	250,000
	1,178,177	1,115,335
Debt discount	(334,696)	(339,629)
	843,481	775,706
Less: current portion	(825,170)	697,903
Long-term portion	$18,311	$77,803

Future contractual maturities of debt	Future contractual maturities of debt net of discount are as follows:
Year ending December 31,
2017	$709,845
2018	367,984
2019	(83,744)
2020	--
$994,085
Future contractual maturities of debt are as follows:
Year ending December 31,
2017	$765,375
2018	394,491
2019	18,311
2020	--
$1,178,177